Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Preferred Stock Previously Reported	Preferred Stock Adjustment	Preferred Stock	Common Stock Previously Reported	Common Stock Adjustment	Common Stock		Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Adjustment	Additional Paid-In Capital		Foreign Currency Translation Reserve Previously Reported	Foreign Currency Translation Reserve Adjustment	Foreign Currency Translation Reserve		Accumulated Deficit Previously Reported	Accumulated Deficit Adjustment	Accumulated Deficit		Previously Reported	Adjustment	Total
Balance at Dec. 31, 2021			[1]		$ 6	$ 6	[1]	$ 29,220	$ (6)	$ 29,214	[1]	$ (2,647)		$ (2,647)	[1]	$ (298)		$ (298)	[1]	$ 26,275		$ 26,275	[1]
Balance (in Shares) at Dec. 31, 2021			[1]		57,500,000	57,500,000	[1]
Distribution to stockholder										(15,063)												(15,063)
Contribution from stockholder										5,646												5,646
Foreign currency translation adjustment														(991)								(991)
Net Loss																		(18,449)				(18,449)
Balance at Dec. 31, 2022				$ 6		$ 6		19,797		19,797		(3,638)		(3,638)		(18,747)		(18,747)		(2,582)		(2,582)
Balance (in Shares) at Dec. 31, 2022				57,500,000		2,300,000
Distribution to stockholder										(16,075)												(16,075)
Contribution from stockholder										14,830												14,830
Foreign currency translation adjustment														800								800
Net Loss																		(21,500)				(21,500)
Balance at Sep. 30, 2023						$ 6				18,552				(2,838)				(40,247)				(24,527)
Balance (in Shares) at Sep. 30, 2023						2,300,000
Balance at Dec. 31, 2022				$ 6		$ 6		19,797		19,797		(3,638)		(3,638)		(18,747)		(18,747)		(2,582)		(2,582)
Balance (in Shares) at Dec. 31, 2022				57,500,000		2,300,000
Distribution to stockholder								(25,195)												(25,195)
Contribution from stockholder								15,295												15,295
Merger, net of transaction costs				$ 1				(2,341)												(2,340)
Merger, net of transaction costs (in Shares)				11,383,809
Fair Value of penny warrants								1,820												1,820
Issuance of Alternus Clean Energy Inc. common stock to Meteora parties subject to FPA								16,493												16,493
Issuance of Alternus Clean Energy Inc. common stock to Meteora parties subject to FPA (in Shares)				2,796,554
Conversion of promissory note payable to related party for common stock in connection with the Merger								2,005												2,005
Conversion of promissory note payable to related party for common stock in connection with the Merger (in Shares)				225,000
Foreign currency translation adjustment												714								714
Net Loss																(69,464)				(69,464)		(69,464)
Balance at Dec. 31, 2023				$ 7		$ 7		27,874		27,874		(2,924)		(2,924)		(88,211)		(88,211)		(63,254)		(63,254)
Balance (in Shares) at Dec. 31, 2023				71,905,363		2,876,215
Balance at Jun. 30, 2023						$ 6				19,853				(364)				(25,654)				(6,159)
Balance (in Shares) at Jun. 30, 2023						2,300,000
Distribution to stockholder										(7,249)												(7,249)
Contribution from stockholder										5,948												5,948
Foreign currency translation adjustment														(2,474)				0				(2,474)
Net Loss																		(14,593)				(14,593)
Balance at Sep. 30, 2023						$ 6				18,552				(2,838)				(40,247)				(24,527)
Balance (in Shares) at Sep. 30, 2023						2,300,000
Balance at Dec. 31, 2023				$ 7		$ 7		$ 27,874		27,874		$ (2,924)		(2,924)		$ (88,211)		(88,211)		$ (63,254)		(63,254)
Balance (in Shares) at Dec. 31, 2023				71,905,363		2,876,215
Settlement of Related Party Debt for Shares						$ 1				9,657												9,658
Settlement of Related Party Debt for Shares (in Shares)						319,600
Conversion of Debt										1,137												1,137
Conversion of Debt (in Shares)						71,256
Merger Costs – Settlement of Related Party Debt and Conversion of Debt										(10,633)												(10,633)
Stock Compensation for Third Party Services										268												268
Stock Compensation for Third Party Services (in Shares)						24,452
Shares Issued for Joint Venture Agreement						$ 1				2,000												2,001
Shares Issued for Joint Venture Agreement (in Shares)						200,000
Foreign currency translation adjustment														(3,379)								(3,379)
Net Loss																		(18,486)				(18,486)
Balance at Sep. 30, 2024						$ 9				30,303				(6,303)				(106,697)				(82,688)
Balance (in Shares) at Sep. 30, 2024						3,491,523
Balance at Jun. 30, 2024						$ 8				28,195				(3,644)				(101,627)				(77,068)
Balance (in Shares) at Jun. 30, 2024						3,273,067
Conversion of Debt										108												108
Conversion of Debt (in Shares)						18,456
Shares Issued for Joint Venture Agreement						$ 1				2,000												2,001
Shares Issued for Joint Venture Agreement (in Shares)						200,000
Foreign currency translation adjustment														(2,659)								(2,659)
Net Loss																		(5,070)				(5,070)
Balance at Sep. 30, 2024						$ 9				$ 30,303				$ (6,303)				$ (106,697)				$ (82,688)
Balance (in Shares) at Sep. 30, 2024						3,491,523

[1]	as a result of the business combination as recast, the shares of the Company’s common stock prior to the Business Combination (refer to Note 4) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination.